Share-Based Compensation - Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Compensation expense recognized	$ 118	$ 97	$ 44
Income tax benefit recognized	$ 23	$ 19	$ 9